INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2023	December 31, 2022
Finished goods	$100,613	$132,266
Raw materials and supplies	3,275,392	4,011,930
	$3,376,005	$4,144,196